Segmented Information	12 Months Ended
Mar. 31, 2026
Disclosure of operating segments [Abstract]
Segmented Information [Text Block]

24.        Segmented Information

The Company operates in one reportable operating segment, being the manufacture and distribution of all- electric commercial vehicles and transit, school and charter buses.

During the year ended March 31, 2026, the Company was economically dependent on four (2025 - one, 2024 - one) customers who accounted for more than 10% of revenue from continuing operations and in aggregate accounted for approximately 67%, (2025: 63%, 2024: 30%) of sales.

During the year ended March 31, 2025 the Company recognized Other Income of $1,391,746 related to the reversal of a previously recognized contingent liability related to an acquisition the Company entered into during the year ended March 31, 2023.

The Company's disaggregated revenue for the years ended March 31, 2026, 2025, and 2024 is summarized in the following table. Proceeds received and/or receivable from government vouchers totaled $201,012 for the years ended March 31, 2026 (2025 - $558,228, 2024 - $385,643) and was included in vehicle and parts sales in the years ended March 31, 2026, March 31, 2025 and March 31, 2024 respectively. Included in vehicle sales for the year ended March 31, 2026 is $nil (2025 - $319,000, 2024 - $nil) from the sales of vehicles that were previously on lease where the leases were cancelled and the vehicles subsequently sold.

	For the Year Ended
	March 31, 2026	March 31, 2025	March 31, 2024
Vehicle, parts sales and service	$6,730,743	$19,774,549	$38,879,072
Recognition of deferred revenue from contract cancellation	9,631,452	-	-
Revenue from operating and finance leases	22,760	68,805	385,643
Finance income	3,624	3,925	7,124

Total	$16,388,579	$19,847,279	$39,271,839

The Company's revenues allocated by geography based on the customer's country of domicile for the years ended March 31, 2026, 2025, and 2024, is as follows:

Canada	For the Year Ended
	March 31, 2026	March 31, 2025	March 31, 2024
United States of America	$15,901,265	$18,841,162	$37,055,314
Canada	487,314	1,006,117	2,216,525

Total	$16,388,579	$19,847,279	$39,271,839

The Company's property plant and equipment as at March 31, 2026 and 2025 are as follows:

	March 31, 2026	March 31, 2025
United States of America	$657,826	$1,212,229
Canada	60,731	98,352

Total	$718,557	$1,310,581

The Company's accounts payable and accrued liabilities as at March 31, 2026 and 2025 is as follows:

	March 31, 2026	March 31, 2025
Due to related parties	$36,695	$454,894
Trade payables	2,894,039	2,821,845
Accrued liabilities	961,026	442,977
Accounts payable and accrued liabilities	$3,891,760	$3,719,716